Note 3 - Fair Value Measurements - Unrealized Gain (Loss) on Investments (Details) - USD ($) $ in Millions	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
At Cost	$ 31.5	$ 31.8	$ 20.7
Unrealized Gains			0.1
Unrealized (Losses)
Fair Value	31.5	31.8	20.8
Money Market Funds [Member]
At Cost	6.3	5.9	1.5
Unrealized Gains
Unrealized (Losses)
Fair Value	6.3	5.9	1.5
Corporate Note Securities [Member]
At Cost	9.7	17.4	2.9
Unrealized Gains			0.1
Unrealized (Losses)
Fair Value	9.7	17.4	$ 3.0
Commercial Paper [Member]
At Cost	15.5	8.5
Unrealized Gains
Unrealized (Losses)
Fair Value	$ 15.5	$ 8.5